Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 1,231	$ 1,222	$ 1,419
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	426	338	303
Stock-based compensation	92	82	67
Net realized capital gains	(22)	(33)	(11)
Provision (benefit) for deferred income taxes	42	(80)	22
Provision for doubtful accounts	37	26	31
Changes in operating assets and liabilities, net of effect of businesses acquired:
Receivables	(251)	326	(106)
Other assets	(330)	(253)	(183)
Benefits payable	109	(41)	256
Other liabilities	313	300	194
Unearned revenues	(24)	(43)	26
Other	93	79	61
Net cash provided by operating activities	1,716	1,923	2,079
Cash flows from investing activities
Acquisitions, net of cash acquired	(187)	(1,235)	(226)
Proceeds from sale of business	34	0	0
Purchases of property and equipment	(441)	(410)	(346)
Proceeds from sales of property and equipment	4	0	10
Purchases of investment securities	(3,261)	(3,221)	(3,678)
Maturities of investment securities	1,077	1,497	1,623
Proceeds from sales of investment securities	1,592	1,404	1,259
Net cash used in investing activities	(1,182)	(1,965)	(1,358)
Cash flows from financing activities
Receipts (withdrawals) from contract deposits, net	(150)	(397)	(378)
Proceeds from issuance of senior notes, net	0	990	0
Repayment of long-term debt	0	(36)	0
Common stock repurchases	(531)	(518)	(541)
Dividends paid	(168)	(165)	(82)
Excess tax benefit from stock-based compensation	8	22	15
Change in book overdraft	79	18	(103)
Proceeds from stock option exercises and other, net	60	57	72
Net cash used in financing activities	(702)	(29)	(1,017)
Decrease in cash and cash equivalents	(168)	(71)	(296)
Cash and cash equivalents at beginning of year	1,306	1,377	1,673
Cash and cash equivalents at end of year	1,138	1,306	1,377
Supplemental cash flow disclosures:
Interest payments	146	110	114
Income tax payments, net	734	745	874
Details of businesses acquired in purchase transactions:
Fair value of assets acquired, net of cash acquired	196	1,535	266
Less: Fair value of liabilities assumed	(9)	(300)	(40)
Cash paid for acquired businesses, net of cash acquired	$ 187	$ 1,235	$ 226